Note 11 - Deposits - Schedule of Deposits (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Deposits (note 11)	$ 4,860,863	$ 4,144,673
Total deposits, accrued interest	$ 69,302
Average effective interest rate	3.31%	4.16%
Floating interest rate [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 851,362
Average effective interest rate	1.39%
Fixed interest rate [member] | Not later than three months [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 633,824
Average effective interest rate	3.70%
Fixed interest rate [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 1,733,111
Average effective interest rate	3.61%
Fixed interest rate [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 785,369
Average effective interest rate	3.88%
Fixed interest rate [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 787,895
Average effective interest rate	4.15%
Fixed interest rate [member] | Later than five years [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 0